PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.2%
Australia : 6.7%
82,984
(1)
ANZ Group Holdings Ltd.
$ 1,822,207
0.3
36,284
APA Group
213,010
0.0
15,615
Aristocrat Leisure Ltd.
722,872
0.1
5,405
ASX Ltd.
209,480
0.0
138,123  BHP Group Ltd. - Class
DI
3,826,471
0.7
12,200
BlueScope Steel Ltd.
183,255
0.0
38,022
(1)
Brambles Ltd.
623,852
0.1
10,511
CAR Group Ltd.
255,635
0.1
1,819
Cochlear Ltd.
335,216
0.1
37,308
Coles Group Ltd.
574,275
0.1
46,546  Commonwealth Bank of
Australia
5,140,238
0.9
14,479
Computershare Ltd.
347,870
0.1
55,695
Evolution Mining Ltd.
397,024
0.1
47,102  Fortescue Metals Group
Ltd.
583,332
0.1
281,960
Glencore PLC
1,298,602
0.2
56,495
Goodman Group
1,224,303
0.2
65,788  Insurance Australia
Group Ltd.
356,488
0.1
61,908
Lottery Corp. Ltd.
240,399
0.0
10,072
Macquarie Group Ltd.
1,461,950
0.3
76,600
Medibank Pvt Ltd.
244,032
0.0
85,195  National Australia Bank
Ltd.
2,485,288
0.5
37,747  Northern Star Resources
Ltd.
589,431
0.1
47,917
Origin Energy Ltd.
395,435
0.1
1,599
Pro Medicus Ltd.
325,549
0.1
20,624
Qantas Airways Ltd.
149,025
0.0
42,000  QBE Insurance Group
Ltd.
571,547
0.1
1,471
REA Group Ltd.
224,942
0.0
10,325
Rio Tinto Ltd.
832,846
0.2
31,392
Rio Tinto PLC
2,068,809
0.4
90,334
Santos Ltd.
401,160
0.1
144,874
Scentre Group
390,779
0.1
5,661
SGH Ltd.
186,869
0.0
128,431
Sigma Healthcare Ltd.
252,213
0.1
13,060
Sonic Healthcare Ltd.
184,980
0.0
125,265
(1)
South32 Ltd. - Class DI
227,070
0.0
66,749
Stockland
269,947
0.1
30,119
Suncorp Group Ltd.
403,826
0.1
110,833
Telstra Group Ltd.
353,349
0.1
86,457
(1)
Transurban Group
788,821
0.1
107,875
Vicinity Ltd.
179,721
0.0
9,520  Washington H Soul
Pattinson & Co. Ltd.
242,386
0.0
31,563
(1)
Wesfarmers Ltd.
1,920,081
0.3
95,181
Westpac Banking Corp.
2,452,322
0.4
5,585
WiseTech Global Ltd.
333,890
0.1
52,812
(1)
Woodside Energy Group
Ltd. (WDS)
797,512
0.1
33,978
Woolworths Group Ltd.
599,646
0.1
37,687,955
6.7
Austria : 0.2%
8,564
Erste Group Bank AG
841,865
0.2
12,278
Mondi PLC QX
169,830
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Austria (continued)
4,097
OMV AG
$ 218,895
0.0
1,894
Verbund AG
137,946
0.0
1,368,536
0.2
Belgium : 0.8%
4,150
Ageas SA
287,830
0.1
27,494  Anheuser-Busch InBev
SA
1,643,505
0.3
598
D'ieteren Group
112,244
0.0
1,214
Elia Group SA
140,255
0.0
2,223  Groupe Bruxelles
Lambert NV
199,291
0.0
6,388
KBC Group NV
765,533
0.2
12
Lotus Bakeries NV
113,229
0.0
429
(1)
Sofina SA
126,845
0.0
2,024
Syensqo SA
164,325
0.0
3,517
UCB SA
981,720
0.2
4,534,777
0.8
Brazil : 0.0%
4,606
Yara International ASA
168,828
0.0
Chile : 0.1%
10,969
Antofagasta PLC
407,936
0.1
China : 0.6%
103,417  BOC Hong Kong
Holdings Ltd.
484,485
0.1
36,393
Prosus NV
2,573,541
0.5
38,000  SITC International
Holdings Co. Ltd.
146,298
0.0
30,000
Wharf Holdings Ltd.
85,814
0.0
53,476
Wilmar International Ltd.
118,262
0.0
71,900  Yangzijiang Shipbuilding
Holdings Ltd.
188,109
0.0
3,596,509
0.6
Denmark : 1.9%
82  AP Moller - Maersk A/S -
Class A
160,850
0.0
110
(1)
AP Moller - Maersk A/S -
Class B
216,235
0.0
2,615
Carlsberg AS - Class B
304,381
0.1
3,508
Coloplast A/S - Class B
302,355
0.1
18,580
Danske Bank A/S
793,637
0.1
2,379
(2)
Demant A/S
82,818
0.0
5,685
DSV A/S
1,135,697
0.2
1,696
(2)
Genmab A/S
523,298
0.1
89,579  Novo Nordisk A/S - Class
B
4,987,908
0.9
9,801
Novozymes A/S - Class B
603,193
0.1
4,677
(1)(2)(3)
Orsted AS
81,354
0.0
2,198
Pandora A/S
287,383
0.1
2,682  ROCKWOOL A/S - Class
B
99,989
0.0
9,353
Tryg A/S
237,465
0.1
28,089
Vestas Wind Systems A/S
534,343
0.1
10,350,906
1.9
Finland : 1.0%
3,957
Elisa Oyj
207,697
0.0
12,479
Fortum Oyj
236,860
0.1
7,597
(1)
Kesko Oyj - Class B
161,679
0.0
9,454
Kone Oyj - Class B
644,851
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland (continued)
18,446
(1)
Metso Oyj
$ 254,266
0.1
11,768
Neste Oyj
216,223
0.0
144,162
Nokia Oyj
693,248
0.1
86,861
Nordea Bank Abp - SEK
1,428,024
0.3
3,028
Orion Oyj - Class B
232,471
0.0
67,344
Sampo Oyj - Class A
774,253
0.1
16,200
(1)
Stora Enso Oyj - Class R
178,280
0.0
14,679
(1)
UPM-Kymmene Oyj
402,009
0.1
13,990
Wartsila Oyj Abp
419,627
0.1
5,849,488
1.0
France : 9.1%
5,451
Accor SA
258,980
0.1
964
Aeroports de Paris
127,711
0.0
16,090
Air Liquide SA
3,352,468
0.6
16,528
Airbus SE
3,859,729
0.7
9,639
(2)
Alstom SA
252,219
0.1
1,714
(3)
Amundi SA
136,220
0.0
1,587
Arkema SA
100,629
0.0
49,298
AXA SA
2,364,093
0.4
1,153
BioMerieux
154,754
0.0
28,308
BNP Paribas SA
2,589,136
0.5
19,556
Bollore SE
110,905
0.0
5,325
Bouygues SA
240,178
0.1
9,474
Bureau Veritas SA
297,156
0.1
4,528
Capgemini SE
660,535
0.1
16,385
Carrefour SA
248,311
0.1
12,493
Cie de Saint-Gobain
1,353,640
0.3
18,649  Cie Generale des
Etablissements Michelin
SCA
671,622
0.1
1,553
Covivio SA/France
104,671
0.0
29,457
Credit Agricole SA
580,484
0.1
18,005
Danone SA
1,568,839
0.3
545
Dassault Aviation SA
183,596
0.0
18,697
Dassault Systemes SE
628,988
0.1
6,673
Edenred
158,916
0.0
1,908
Eiffage SA
244,450
0.1
50,801
Engie SA
1,092,048
0.2
8,374
EssilorLuxottica SA
2,727,870
0.5
1,281
Gecina SA - Class C
128,689
0.0
8,414
Getlink SE
155,150
0.0
882
Hermes International
2,168,879
0.4
1,050
Ipsen SA
140,991
0.0
2,071
Kering SA
693,989
0.1
5,984
Klepierre SA
233,615
0.0
3,092  La Francaise des Jeux
SAEM
103,682
0.0
7,295
Legrand SA
1,212,149
0.2
6,688
L'Oreal SA
2,905,858
0.5
6,956  LVMH Moet Hennessy
Louis Vuitton SE
4,280,605
0.8
51,791
Orange SA
840,103
0.2
5,614
Pernod Ricard SA
552,703
0.1
6,367
Publicis Groupe SA
612,719
0.1
5,347
Renault SA
219,861
0.0
6,238
Rexel SA
205,376
0.0
10,016
Safran SA
3,554,379
0.6
813
Sartorius Stedim Biotech
165,684
0.0
20,035
Societe Generale SA
1,333,861
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
2,461
Sodexo SA
$ 155,275
0.0
1,499
Teleperformance
111,966
0.0
2,578
Thales SA
814,945
0.2
57,105
TotalEnergies SE
3,478,198
0.6
3,387  Unibail-Rodamco-
Westfield
356,702
0.1
17,514
Veolia Environnement SA
597,264
0.1
13,756
Vinci SA
1,911,704
0.4
51,002,495
9.1
Germany : 9.3%
4,756
Adidas AG
1,007,711
0.2
10,741
Allianz SE
4,519,038
0.8
24,825
BASF SE
1,240,366
0.2
27,326
Bayer AG
909,717
0.2
7,804  Bayerische Motoren
Werke AG
786,547
0.1
2,708
Beiersdorf AG
283,355
0.1
3,414
Brenntag SE
204,576
0.0
21,418
Commerzbank AG
810,931
0.2
3,060
Continental AG
202,438
0.0
4,995
(2)
Covestro AG
341,894
0.1
1,736  CTS Eventim AG & Co.
KGaA
170,431
0.0
13,216
Daimler Truck Holding AG
546,503
0.1
51,480
Deutsche Bank AG
1,823,210
0.3
5,238
Deutsche Boerse AG
1,402,694
0.3
16,689
Deutsche Lufthansa AG
141,643
0.0
26,702
Deutsche Post AG, Reg
1,193,245
0.2
97,086  Deutsche Telekom AG,
Reg
3,307,678
0.6
62,446
E.ON SE
1,176,203
0.2
7,129
Evonik Industries AG
123,967
0.0
6,121  Fresenius Medical Care
AG & Co. KGaA
323,420
0.1
11,750  Fresenius SE & Co.
KGaA
656,657
0.1
4,076
GEA Group AG
301,348
0.1
1,678
Hannover Rueck SE
506,353
0.1
3,723
Heidelberg Materials AG
841,571
0.2
2,891
Henkel AG & Co. KGaA
214,590
0.0
1,768
Hensoldt AG
230,270
0.1
36,324
(1)
Infineon Technologies AG
1,425,001
0.3
2,018
Knorr-Bremse AG
189,872
0.0
2,103
LEG Immobilien SE
167,605
0.0
20,087  Mercedes-Benz Group
AG
1,266,087
0.2
3,595
Merck KGaA
466,434
0.1
1,497
MTU Aero Engines AG
690,624
0.1
3,634  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
2,320,222
0.4
1,607
Nemetschek SE
209,717
0.0
143
Rational AG
109,278
0.0
1,277
Rheinmetall AG
2,987,130
0.5
17,586
RWE AG
782,205
0.1
29,045
SAP SE
7,777,322
1.4
2,087
(3)
Scout24 SE
261,830
0.1
21,139
Siemens AG, Reg
5,707,082
1.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
18,898
(2)
Siemens Energy AG
$ 2,222,017
0.4
9,413
(3)
Siemens Healthineers AG
509,868
0.1
3,694
Symrise AG
321,269
0.1
1,796
Talanx AG
239,457
0.1
20,918
Vonovia SE
653,727
0.1
6,246
(2)(3)
Zalando SE
191,679
0.0
51,764,782
9.3
Hong Kong : 1.9%
295,699
AIA Group Ltd.
2,833,969
0.5
53,699
CK Asset Holdings Ltd.
260,070
0.1
17,902  CK Infrastructure
Holdings Ltd.
117,452
0.0
45,865
CLP Holdings Ltd.
379,501
0.1
1,714
Futu Holdings Ltd., ADR
298,082
0.1
20,936
Hang Seng Bank Ltd.
318,581
0.1
41,059  Henderson Land
Development Co. Ltd.
144,629
0.0
105,867
(1)
HKT Trust & HKT Ltd. -
Stapled Security
156,527
0.0
312,181  Hong Kong & China Gas
Co. Ltd.
270,908
0.1
33,488  Hong Kong Exchanges &
Clearing Ltd.
1,901,132
0.3
30,433  Hongkong Land Holdings
Ltd.
192,641
0.0
3,904  Jardine Matheson
Holdings Ltd.
246,370
0.0
700  Jardine Matheson
Holdings Ltd.
42,966
0.0
72,332
Link REIT
371,641
0.1
43,644
(1)
MTR Corp. Ltd.
147,804
0.0
38,845
(1)
Power Assets Holdings
Ltd.
245,875
0.0
71,388
Prudential PLC
999,412
0.2
102,626
Sino Land Co. Ltd.
129,753
0.0
40,471  Sun Hung Kai Properties
Ltd.
484,096
0.1
10,120
(1)
Swire Pacific Ltd. - Class
A
85,764
0.0
41,000  Techtronic Industries Co.
Ltd.
524,112
0.1
232,000
(3)
WH Group Ltd.
251,245
0.1
47,361  Wharf Real Estate
Investment Co. Ltd.
139,848
0.0
10,542,378
1.9
Ireland : 0.4%
4,908
AerCap Holdings NV
593,868
0.1
59,432
AIB Group PLC
541,828
0.1
26,796  Bank of Ireland Group
PLC
443,671
0.1
4,554  Kerry Group PLC - Class
A
411,126
0.1
4,288
(1)
Kingspan Group PLC
358,525
0.0
2,349,018
0.4
Israel : 0.9%
1,181
Azrieli Group Ltd.
117,154
0.0
34,769
Bank Hapoalim BM
706,756
0.1
41,546
Bank Leumi Le-Israel BM
818,564
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel (continued)
2,412
(2)
Check Point Software
Technologies Ltd.
$ 499,067
0.1
774
Elbit Systems Ltd.
393,768
0.1
21,540
ICL Group Ltd.
134,501
0.0
34,094  Israel Discount Bank Ltd.
- Class A
336,840
0.1
4,339
Mizrahi Tefahot Bank Ltd.
285,098
0.1
1,760
(2)
Nice Ltd.
254,961
0.0
816
(2)
Nova Ltd.
259,485
0.0
6,285
Phoenix Financial Ltd.
235,336
0.0
31,902
(2)
Teva Pharmaceutical
Industries Ltd., ADR
644,420
0.1
1,549
(2)
Wix.com Ltd.
275,149
0.1
4,961,099
0.9
Italy : 3.2%
23,709  Assicurazioni Generali
SpA
931,767
0.2
6,220
Banca Mediolanum SpA
124,928
0.0
54,890  Banca Monte dei Paschi
di Siena SpA
488,423
0.1
31,608
Banco BPM SpA
474,390
0.1
40,675
BPER Banca
452,395
0.1
6,067  Coca-Cola HBC AG -
Class DI
286,233
0.0
17,124
(1)
Davide Campari-Milano
NV
108,285
0.0
226,221
Enel SpA
2,143,799
0.4
56,891
(1)
Eni SpA
995,374
0.2
3,506
Ferrari NV
1,699,436
0.3
17,011  FinecoBank Banca
Fineco SpA
369,202
0.1
7,776
(1)(3)
Infrastrutture Wireless
Italiane SpA
91,379
0.0
396,153
Intesa Sanpaolo SpA
2,622,214
0.5
11,257
Leonardo SpA
720,300
0.1
6,497
(1)
Moncler SpA
382,371
0.1
15,398
(3)
Nexi SpA
87,234
0.0
12,715
(3)
Poste Italiane SpA
302,250
0.1
7,831
Prysmian SpA
779,355
0.1
3,199  Recordati Industria
Chimica e Farmaceutica
SpA
195,252
0.0
23,609
Ryanair Holdings PLC
689,914
0.1
56,088
Snam SpA
336,766
0.1
319,780
(2)
Telecom Italia SpA/Milano
167,547
0.0
39,134  Terna - Rete Elettrica
Nazionale
397,152
0.1
38,993
UniCredit SpA
2,967,185
0.5
9,978
Unipol Gruppo SpA
214,504
0.0
18,027,655
3.2
Japan : 21.7%
21,300
Advantest Corp.
2,107,481
0.4
62,040
Aeon Co. Ltd.
753,057
0.1
5,521
AGC, Inc.
180,053
0.0
13,733
Aisin Corp.
237,171
0.0
25,256
Ajinomoto Co., Inc.
724,070
0.1
4,489
ANA Holdings, Inc.
86,725
0.0
40,174  Asahi Group Holdings
Ltd.
481,643
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
34,253
Asahi Kasei Corp.
$ 269,219
0.1
19,500
Asics Corp.
510,266
0.1
50,420
(1)
Astellas Pharma, Inc.
549,577
0.1
16,279  Bandai Namco Holdings,
Inc.
541,627
0.1
15,943
Bridgestone Corp.
736,856
0.1
24,193
Canon, Inc.
706,027
0.1
9,700
Capcom Co. Ltd.
263,365
0.1
21,540  Central Japan Railway
Co.
617,544
0.1
15,666
Chiba Bank Ltd.
164,218
0.0
19,042  Chubu Electric Power
Co., Inc.
264,456
0.1
18,718  Chugai Pharmaceutical
Co. Ltd.
829,853
0.2
28,709  Concordia Financial
Group Ltd.
219,798
0.0
11,048  Dai Nippon Printing Co.
Ltd.
187,868
0.0
9,000
Daifuku Co. Ltd.
288,036
0.1
97,832  Dai-ichi Life Holdings,
Inc.
769,563
0.1
47,479
Daiichi Sankyo Co. Ltd.
1,068,288
0.2
7,398
Daikin Industries Ltd.
852,709
0.2
8,405  Daito Trust Construction
Co. Ltd.
184,416
0.0
15,654  Daiwa House Industry
Co. Ltd.
562,214
0.1
37,121
(1)
Daiwa Securities Group,
Inc.
301,648
0.1
48,668
Denso Corp.
700,415
0.1
2,600
Disco Corp.
815,205
0.2
26,899
East Japan Railway Co.
657,918
0.1
7,379
Eisai Co. Ltd.
249,283
0.1
75,364
ENEOS Holdings, Inc.
477,296
0.1
26,065
FANUC Corp.
749,029
0.1
5,326
Fast Retailing Co. Ltd.
1,617,569
0.3
3,823
Fuji Electric Co. Ltd.
256,270
0.1
31,180
(1)
FUJIFILM Holdings Corp.
775,394
0.1
7,000
Fujikura Ltd.
684,718
0.1
49,030
Fujitsu Ltd.
1,150,162
0.2
6,757  Hankyu Hanshin
Holdings, Inc.
199,258
0.0
600
Hikari Tsushin, Inc.
167,141
0.0
127,555
Hitachi Ltd.
3,379,323
0.6
110,226
(1)
Honda Motor Co. Ltd.
1,137,458
0.2
9,537
Hoya Corp.
1,318,684
0.2
12,864
(1)
Hulic Co. Ltd.
140,917
0.0
21,575
Idemitsu Kosan Co. Ltd.
147,607
0.0
28,700
IHI Corp.
534,517
0.1
24,516
Inpex Corp.
441,427
0.1
14,868
Isuzu Motors Ltd.
187,387
0.0
33,116
ITOCHU Corp.
1,884,247
0.3
4,078
(1)
Japan Airlines Co. Ltd.
82,112
0.0
27,628  Japan Exchange Group,
Inc.
308,521
0.1
49,800
Japan Post Bank Co. Ltd.
609,797
0.1
49,700  Japan Post Holdings Co.
Ltd.
493,288
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,200  Japan Post Insurance
Co. Ltd.
$ 147,373
0.0
33,402
Japan Tobacco, Inc.
1,095,487
0.2
16,102
(1)
JFE Holdings, Inc.
197,590
0.0
11,854
Kajima Corp.
345,483
0.1
26,462  Kansai Electric Power
Co., Inc.
378,508
0.1
13,075
Kao Corp.
569,822
0.1
4,200  Kawasaki Heavy
Industries Ltd.
277,198
0.1
9,800
(1)
Kawasaki Kisen Kaisha
Ltd.
139,345
0.0
87,402
KDDI Corp.
1,393,933
0.3
5,488
Keyence Corp.
2,044,614
0.4
18,970
Kikkoman Corp.
160,648
0.0
21,656
Kirin Holdings Co. Ltd.
317,285
0.1
4,200
Kobe Bussan Co. Ltd.
115,754
0.0
26,483
Komatsu Ltd.
922,594
0.2
2,866
Konami Group Corp.
413,455
0.1
27,222
(1)
Kubota Corp.
342,028
0.1
35,776
Kyocera Corp.
480,604
0.1
6,614
Kyowa Kirin Co. Ltd.
103,393
0.0
2,300
Lasertec Corp.
314,652
0.1
12,300
M3, Inc.
199,116
0.0
6,308
Makita Corp.
204,451
0.0
39,256
Marubeni Corp.
979,524
0.2
9,200  MatsukiyoCocokara &
Co.
186,880
0.0
6,776
MEIJI Holdings Co. Ltd.
140,503
0.0
10,100
MINEBEA MITSUMI, Inc.
189,787
0.0
35,648  Mitsubishi Chemical
Group Corp.
204,767
0.0
89,579
Mitsubishi Corp.
2,135,510
0.4
52,961
Mitsubishi Electric Corp.
1,360,237
0.3
29,627
Mitsubishi Estate Co. Ltd.
680,942
0.1
24,576  Mitsubishi HC Capital,
Inc.
203,015
0.0
89,190  Mitsubishi Heavy
Industries Ltd.
2,334,023
0.4
318,906
(1)
Mitsubishi UFJ Financial
Group, Inc.
5,144,393
0.9
68,702
Mitsui & Co. Ltd.
1,705,954
0.3
73,557
Mitsui Fudosan Co. Ltd.
800,749
0.2
9,600
(1)
Mitsui OSK Lines Ltd.
291,451
0.1
69,906  Mizuho Financial Group,
Inc.
2,349,951
0.4
7,000
MonotaRO Co. Ltd.
101,631
0.0
35,862
(1)
MS&AD Insurance Group
Holdings, Inc.
812,129
0.2
46,432  Murata Manufacturing
Co. Ltd.
881,468
0.2
36,100
NEC Corp.
1,155,528
0.2
9,200
Nexon Co. Ltd.
201,900
0.0
23,268
NIDEC Corp.
413,586
0.1
30,740
Nintendo Co. Ltd.
2,659,602
0.5
217  Nippon Building Fund,
Inc.
204,696
0.0
26,385  Nippon Paint Holdings
Co. Ltd.
180,008
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
4,825  Nippon Sanso Holdings
Corp.
$ 170,881
0.0
134,900
(1)
Nippon Steel Corp.
555,618
0.1
831,200  Nippon Telegraph &
Telephone Corp.
868,871
0.2
12,109
(1)
Nippon Yusen KK
413,222
0.1
61,992
(1)(2)
Nissan Motor Co. Ltd.
150,763
0.0
5,451
(1)
Nissin Foods Holdings
Co. Ltd.
102,673
0.0
11,530
Nitori Holdings Co. Ltd.
222,936
0.0
19,710
Nitto Denko Corp.
467,221
0.1
83,626
(1)
Nomura Holdings, Inc.
612,868
0.1
10,568  Nomura Research
Institute Ltd.
405,727
0.1
18,115
Obayashi Corp.
297,331
0.1
9,000
Obic Co. Ltd.
313,681
0.1
31,728
Olympus Corp.
401,138
0.1
1,100
Oracle Corp. Japan
112,314
0.0
30,100
(1)
Oriental Land Co. Ltd./
Japan
724,600
0.1
32,363
ORIX Corp.
849,399
0.2
9,965
Osaka Gas Co. Ltd.
288,623
0.1
6,344
Otsuka Corp.
132,426
0.0
12,146
Otsuka Holdings Co. Ltd.
647,755
0.1
53,840  Pan Pacific International
Holdings Corp.
354,480
0.1
64,931  Panasonic Holdings
Corp.
704,768
0.1
42,170
(1)(2)
Rakuten Group, Inc.
273,458
0.1
37,000
Recruit Holdings Co. Ltd.
1,989,263
0.4
46,900  Renesas Electronics
Corp.
539,594
0.1
57,813
Resona Holdings, Inc.
589,536
0.1
14,100
Ryohin Keikaku Co. Ltd.
280,550
0.1
5,000
Sanrio Co. Ltd.
234,700
0.0
7,870
SBI Holdings, Inc.
342,640
0.1
2,300
(1)
SCREEN Holdings Co.
Ltd.
208,408
0.0
4,400
SCSK Corp.
131,706
0.0
11,712
Secom Co. Ltd.
429,683
0.1
10,519
Sekisui Chemical Co. Ltd.
195,829
0.0
16,685
Sekisui House Ltd.
379,460
0.1
58,013  Seven & i Holdings Co.
Ltd.
778,443
0.1
8,100
SG Holdings Co. Ltd.
83,668
0.0
6,572
Shimadzu Corp.
165,730
0.0
2,155
Shimano, Inc.
240,840
0.0
46,945  Shin-Etsu Chemical Co.
Ltd.
1,537,145
0.3
21,096
Shionogi & Co. Ltd.
371,709
0.1
11,162
(1)
Shiseido Co. Ltd.
190,539
0.0
1,636
SMC Corp.
505,675
0.1
797,800
SoftBank Corp.
1,173,404
0.2
26,592
SoftBank Group Corp.
3,355,393
0.6
24,739
Sompo Holdings, Inc.
764,820
0.1
171,150
(2)
Sony Financial Group,
Inc.
189,800
0.0
171,150
Sony Group Corp.
4,919,998
0.9
16,335
Subaru Corp.
332,896
0.1
30,355
Sumitomo Corp.
878,261
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
19,933  Sumitomo Electric
Industries Ltd.
$ 567,175
0.1
6,880  Sumitomo Metal Mining
Co. Ltd.
221,502
0.0
102,653  Sumitomo Mitsui
Financial Group, Inc.
2,887,924
0.5
17,870  Sumitomo Mitsui Trust
Holdings, Inc.
518,659
0.1
8,596  Sumitomo Realty &
Development Co. Ltd.
379,164
0.1
3,934  Suntory Beverage & Food
Ltd.
122,953
0.0
43,776
Suzuki Motor Corp.
637,330
0.1
14,114
(1)
Sysmex Corp.
174,482
0.0
13,711
T&D Holdings, Inc.
335,148
0.1
4,361
Taisei Corp.
299,676
0.1
44,322
(1)
Takeda Pharmaceutical
Co. Ltd.
1,301,755
0.2
54,180
TDK Corp.
784,570
0.1
37,156
Terumo Corp.
612,945
0.1
5,900
(1)
TIS, Inc.
194,612
0.0
3,000
Toho Co. Ltd./Tokyo
192,849
0.0
51,164  Tokio Marine Holdings,
Inc.
2,165,422
0.4
12,495
Tokyo Electron Ltd.
2,214,951
0.4
8,872
Tokyo Gas Co. Ltd.
315,477
0.1
8,200
(1)
Tokyo Metro Co. Ltd.
93,982
0.0
13,994
Tokyu Corp.
170,663
0.0
6,616
TOPPAN Holdings, Inc.
169,515
0.0
38,603
Toray Industries, Inc.
246,278
0.1
4,605
(1)
Toyota Industries Corp.
517,917
0.1
263,690
Toyota Motor Corp.
5,064,553
0.9
19,262
Toyota Tsusho Corp.
533,217
0.1
3,553
Trend Micro, Inc./Japan
194,466
0.0
31,134
Unicharm Corp.
201,981
0.0
11,842
West Japan Railway Co.
259,671
0.1
6,970
(1)
Yakult Honsha Co. Ltd.
113,658
0.0
25,512
(1)
Yamaha Motor Co. Ltd.
191,015
0.0
6,373
Yokogawa Electric Corp.
182,896
0.0
77,344
Z Holdings Corp.
248,275
0.1
2,700
Zensho Holdings Co. Ltd.
176,384
0.0
12,500
ZOZO, Inc.
114,858
0.0
121,390,624
21.7
Luxembourg : 0.1%
13,047
ArcelorMittal SA
470,684
0.1
5,914
(3)
CVC Capital Partners
PLC
103,266
0.0
3,294
Eurofins Scientific SE
240,220
0.0
814,170
0.1
Macao : 0.1%
61,159  Galaxy Entertainment
Group Ltd.
336,274
0.1
67,602
Sands China Ltd.
187,846
0.0
524,120
0.1
Mexico : 0.0%
6,149
Fresnillo PLC
196,145
0.0
Netherlands : 4.3%
16,220
(3)
ABN AMRO Bank NV
520,332
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
702
(2)(3)
Adyen NV
$ 1,129,577
0.2
36,777
Aegon Ltd.
296,497
0.1
4,751
Akzo Nobel NV
339,069
0.1
1,703
(1)(2)
Argenx SE
1,258,265
0.2
1,304
(1)
ASM International, N.V.
786,510
0.1
10,954
ASML Holding NV
10,682,230
1.9
4,154
ASR Nederland NV
282,678
0.0
2,032
(1)
BE Semiconductor
Industries NV
304,253
0.1
2,175
(3)
Euronext NV
325,623
0.1
2,601
EXOR NV
254,575
0.0
3,606
Heineken Holding NV
247,600
0.0
8,011
Heineken NV
627,335
0.1
1,645
(1)
IMCD NV
170,500
0.0
84,041
ING Groep NV
2,203,205
0.4
4,753
JDE Peet's NV
174,377
0.0
25,251  Koninklijke Ahold
Delhaize NV
1,021,772
0.2
108,167
Koninklijke KPN NV
519,153
0.1
21,427
Koninklijke Philips, N.V.
586,974
0.1
7,482
NN Group NV
527,614
0.1
3,019
(1)
Randstad NV
128,728
0.0
30,609
(1)
Universal Music Group
NV
884,525
0.2
6,635
Wolters Kluwer NV
905,680
0.2
24,177,072
4.3
New Zealand : 0.3%
46,953  Auckland International
Airport Ltd.
214,623
0.1
23,294
Contact Energy Ltd.
122,904
0.0
16,307  Fisher & Paykel
Healthcare Corp. Ltd.
350,271
0.1
25,884
Infratil Ltd.
185,516
0.0
36,374
Meridian Energy Ltd.
117,459
0.0
4,579
(2)
Xero Ltd.
477,796
0.1
1,468,569
0.3
Norway : 0.6%
8,790
Aker BP ASA
223,084
0.0
24,659
DNB Bank ASA
672,106
0.1
21,335
Equinor ASA
520,278
0.1
5,564  Gjensidige Forsikring
ASA
163,507
0.0
12,233
Kongsberg Gruppen ASA
390,934
0.1
12,945
Mowi ASA
273,860
0.1
38,521
Norsk Hydro ASA
261,909
0.1
19,498
Orkla ASA
203,848
0.0
1,860
Salmar ASA
99,461
0.0
17,127
Telenor ASA
284,197
0.1
3,093,184
0.6
Poland : 0.0%
6,954
(2)
InPost SA
85,615
0.0
Portugal : 0.2%
231,210  Banco Comercial
Portugues SA - Class R
205,256
0.0
87,281  EDP - Energias de
Portugal SA
414,234
0.1
11,606
Galp Energia SGPS SA
219,931
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal (continued)
7,877  Jeronimo Martins SGPS
SA
$ 191,768
0.0
1,031,189
0.2
Singapore : 1.8%
108,937
(1)
CapitaLand Ascendas
REIT
235,739
0.0
162,884  CapitaLand Integrated
Commercial Trust
289,273
0.1
65,196  CapitaLand Investment
Ltd./Singapore
136,159
0.0
59,202
DBS Group Holdings Ltd.
2,347,821
0.4
168,212
Genting Singapore Ltd.
95,898
0.0
65,997
(2)
Grab Holdings Ltd. -
Class A
397,302
0.1
40,604
Keppel Corp. Ltd.
281,051
0.1
94,222  Oversea-Chinese
Banking Corp. Ltd.
1,201,294
0.2
10,641
(2)
Sea Ltd., ADR
1,901,866
0.3
24,900
(1)
Sembcorp Industries Ltd.
116,338
0.0
42,200
(1)
Singapore Airlines Ltd.
213,338
0.0
23,851
Singapore Exchange Ltd.
306,184
0.1
43,506  Singapore Technologies
Engineering Ltd.
290,513
0.1
206,750  Singapore
Telecommunications Ltd.
660,994
0.1
19,010
STMicroelectronics NV
537,318
0.1
35,156  United Overseas Bank
Ltd.
944,130
0.2
9,955,218
1.8
South Africa : 0.2%
31,129
Anglo American PLC
1,173,791
0.2
South Korea : 0.0%
5,345
(2)(3)
Delivery Hero SE
153,479
0.0
Spain : 3.4%
687
Acciona SA
138,045
0.0
4,988  ACS Actividades de
Construccion y Servicios
SA
399,830
0.1
20,861
(3)
Aena SME SA
570,327
0.1
12,531
Amadeus IT Group SA
996,089
0.2
160,300  Banco Bilbao Vizcaya
Argentaria SA
3,088,931
0.6
139,733
Banco de Sabadell SA
545,409
0.1
414,020
Banco Santander SA
4,344,870
0.8
18,751
Bankinter SA
296,423
0.1
108,393
CaixaBank SA
1,144,841
0.2
13,755
(3)
Cellnex Telecom SA
476,439
0.1
8,770
(1)
EDP Renovaveis SA
115,910
0.0
8,835
Endesa SA
282,243
0.0
8,297
Grifols SA
120,797
0.0
176,540
Iberdrola SA
3,341,795
0.6
30,341  Industria de Diseno Textil
SA
1,679,192
0.3
11,287
Red Electrica Corp. SA
217,926
0.0
32,192
Repsol SA
572,447
0.1
102,512
(1)
Telefonica SA
527,549
0.1
18,859,063
3.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden : 3.0%
7,230
AddTech AB - Class B
$ 235,194
0.0
8,048
Alfa Laval AB
367,514
0.1
27,878
Assa Abloy AB - Class B
970,374
0.2
74,710
Atlas Copco AB - Class A
1,266,931
0.2
43,415
Atlas Copco AB - Class B
653,285
0.1
10,706
(1)
Beijer Ref AB
167,353
0.0
7,906
(2)
Boliden AB
322,710
0.1
18,330
(1)
Epiroc AB - Class A
388,048
0.1
10,847
Epiroc AB - Class B
205,209
0.0
10,302
(1)
EQT AB
357,288
0.1
16,755
Essity AB - Class B
437,961
0.1
3,981
(3)
Evolution AB
327,732
0.1
19,971
(1)(2)
Fastighets AB Balder
143,102
0.0
15,688
(1)
H & M Hennes & Mauritz
AB - Class B
293,267
0.1
57,748
Hexagon AB - Class B
689,116
0.1
2,120
(1)
Holmen AB - Class B
80,547
0.0
3,297  Industrivarden AB - Class
A
130,982
0.0
4,336
(1)
Industrivarden AB - Class
C
172,111
0.0
7,600
Indutrade AB
174,857
0.0
4,119  Investment AB Latour -
Class B
97,803
0.0
48,142
Investor AB - Class B
1,507,053
0.3
2,115  L E Lundbergforetagen
AB - Class B
109,896
0.0
6,484
Lifco AB - Class B
219,546
0.0
42,152
(1)
Nibe Industrier AB - Class
B
166,605
0.0
8,910
(1)
Saab AB - Class B
547,450
0.1
6,113
(1)
Sagax AB - Class B
127,710
0.0
29,656
Sandvik AB
828,452
0.2
13,680
Securitas AB - Class B
206,200
0.0
42,108  Skandinaviska Enskilda
Banken AB - Class A
825,635
0.2
9,465
Skanska AB - Class B
245,672
0.1
9,489
SKF AB - Class B
236,003
0.1
16,898
(1)
Svenska Cellulosa AB
SCA - Class B
223,671
0.0
40,569  Svenska Handelsbanken
AB - Class A
529,330
0.1
23,615
Swedbank AB - Class A
712,835
0.1
5,446
(2)
Swedish Orphan
Biovitrum AB
166,475
0.0
15,227
(1)
Tele2 AB - Class B
259,751
0.1
77,842
(1)
Telefonaktiebolaget LM
Ericsson - Class B
644,999
0.1
65,621
Telia Co. AB
250,342
0.1
5,642
Trelleborg AB - Class B
210,944
0.0
44,188
(1)
Volvo AB - Class B
1,270,741
0.2
16,770,694
3.0
Switzerland : 4.8%
43,594
ABB Ltd., Reg
3,154,607
0.6
1,147
Baloise Holding AG, Reg
283,878
0.1
839  Banque Cantonale
Vaudoise
99,420
0.0
100
Barry Callebaut AG
137,721
0.0
274
Belimo Holding AG
288,168
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
588
BKW AG
$ 126,114
0.0
3  Chocoladefabriken Lindt
& Spruengli AG
451,412
0.1
27  Chocoladefabriken Lindt
& Spruengli AG - Class
PC
412,795
0.1
14,953  Cie Financiere Richemont
SA
2,870,474
0.5
5,173
(1)
DSM-Firmenich AG
441,353
0.1
2,445
Dufry AG, Reg
133,506
0.0
196
EMS-Chemie Holding AG
139,252
0.0
3,640
Galderma Group AG
643,553
0.1
944
(1)
Geberit AG, Reg
712,910
0.1
258
Givaudan SA, Reg
1,052,393
0.2
1,033
Helvetia Holding AG
253,850
0.0
5,730
Julius Baer Group Ltd.
398,994
0.1
1,344  Kuehne + Nagel
International AG
251,513
0.0
4,231
Logitech International SA
465,403
0.1
1,954
Lonza Group AG
1,306,519
0.2
632  Partners Group Holding
AG
826,916
0.1
11,627
Sandoz Group AG
693,466
0.1
1,133
Schindler Holding AG
430,853
0.1
654  Schindler Holding AG
(SCHN)
236,649
0.0
4,605
SGS SA
478,551
0.1
8,507
SIG Group AG
88,224
0.0
4,241
Sika AG, Reg
952,354
0.2
1,410
Sonova Holding AG, Reg
386,772
0.1
3,105
Straumann Holding AG
332,874
0.1
805
(1)
Swatch Group AG - Class
BR
152,143
0.0
794
Swiss Life Holding AG
857,211
0.2
2,232
(1)
Swiss Prime Site AG
312,678
0.1
721
Swisscom AG, Reg
524,059
0.1
88,296
UBS Group AG
3,630,162
0.6
752
(3)
VAT Group AG
300,174
0.1
4,071  Zurich Insurance Group
AG
2,909,883
0.5
26,736,804
4.8
United Arab Emirates : —%
19,351
(2)(4)
NMC Health PLC
—
—
United Kingdom : 11.1%
27,075
3i Group PLC
1,492,454
0.3
7,242
Admiral Group PLC
326,855
0.1
11,869
Ashtead Group PLC
795,951
0.1
8,987  Associated British Foods
PLC
248,323
0.0
43,131
AstraZeneca PLC
6,607,715
1.2
24,265
(3)
Auto Trader Group PLC
257,774
0.0
85,028
Aviva PLC
786,577
0.1
83,788
BAE Systems PLC
2,332,358
0.4
393,364
Barclays PLC
2,023,985
0.4
38,046  Barratt Developments
PLC
200,166
0.0
57,982  British American Tobacco
PLC
3,083,905
0.6
166,331
BT Group PLC
427,919
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
9,114
Bunzl PLC
$ 288,068
0.1
135,064
Centrica PLC
303,298
0.1
74,699  CK Hutchison Holdings
Ltd.
490,771
0.1
6,170  Coca-Cola Europacific
Partners PLC
559,417
0.1
239  Coca-Cola European
Partners PLC - USD
21,608
0.0
47,213
Compass Group PLC
1,609,290
0.3
2,731
(1)
DCC PLC
175,800
0.0
61,896
Diageo PLC
1,481,028
0.3
16,899
Entain PLC
199,720
0.0
10,560
Halma PLC
491,576
0.1
4,629  Hikma Pharmaceuticals
PLC
106,263
0.0
485,156
HSBC Holdings PLC
6,847,062
1.2
21,473
Imperial Brands PLC
912,204
0.2
36,298
Informa PLC
449,598
0.1
4,087  InterContinental Hotels
Group PLC
494,161
0.1
34,570  International
Consolidated Airlines
Group SA - Class DI
180,921
0.0
4,379
Intertek Group PLC
278,741
0.0
47,963
J Sainsbury PLC
215,652
0.0
70,557
JD Sports Fashion PLC
90,831
0.0
48,821
Kingfisher PLC
203,377
0.0
19,684  Land Securities Group
PLC
154,388
0.0
159,516  Legal & General Group
PLC
512,352
0.1
1,666,075  Lloyds Banking Group
PLC
1,885,305
0.3
13,217  London Stock Exchange
Group PLC
1,515,766
0.3
63,545
M&G PLC
216,708
0.0
57,197  Marks & Spencer Group
PLC
280,616
0.1
35,370
Melrose Industries PLC
291,197
0.1
136,340
National Grid PLC
1,959,024
0.4
225,276
NatWest Group PLC
1,591,203
0.3
3,247
Next PLC
541,287
0.1
16,312
Pearson PLC
231,974
0.0
19,541  Phoenix Group Holdings
PLC
169,558
0.0
18,892  Reckitt Benckiser Group
PLC
1,454,722
0.3
51,046
RELX PLC - GBP
2,438,918
0.4
70,260
Rentokil Initial PLC
355,919
0.1
234,999  Rolls-Royce Holdings
PLC
3,777,434
0.7
26,921
Sage Group PLC
399,360
0.1
20,160
Schroders PLC
102,303
0.0
35,764
Segro PLC
316,012
0.1
7,529
Severn Trent PLC
262,510
0.0
23,146
Smith & Nephew PLC
419,807
0.1
9,200
Smiths Group PLC
291,687
0.1
2,048  Spirax-Sarco Engineering
PLC
188,588
0.0
30,778
(1)
SSE PLC
721,919
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
54,959
Standard Chartered PLC
$ 1,066,620
0.2
182,602
Tesco PLC
1,094,459
0.2
24,866
Unilever PLC
1,469,795
0.3
43,328
Unilever PLC - NL
2,573,536
0.5
18,966  United Utilities Group
PLC
293,000
0.1
541,610
Vodafone Group PLC
629,840
0.1
4,865
Whitbread PLC
211,074
0.0
18,531
(2)
Wise PLC - Class A
258,328
0.0
30,006
WPP PLC
149,571
0.0
61,808,148
11.1
United States : 9.5%
13,899
Alcon, Inc.
1,045,411
0.2
14,191
(2)
Amrize Ltd.
693,881
0.1
441,153
BP PLC
2,532,946
0.5
13,469
(1)
CSL Ltd.
1,771,796
0.3
1,329
(2)
CyberArk Software Ltd.
642,106
0.1
25,558
Experian PLC
1,283,706
0.2
14,285
Ferrovial SE
820,537
0.2
113,594
GSK PLC
2,439,087
0.4
249,900
Haleon PLC
1,124,595
0.2
14,191
Holcim AG
1,210,841
0.2
16,095
(2)
James Hardie Industries
PLC
298,713
0.1
1,131
(2)
Monday.com Ltd.
219,064
0.0
71,664
Nestle SA
6,581,281
1.2
52,880
Novartis AG, Reg
6,799,225
1.2
5,971
QIAGEN NV
266,328
0.1
19,542
Roche Holding AG
6,507,165
1.2
891  Roche Holding AG -
Class BR
308,277
0.1
30,734
Sanofi
2,910,331
0.5
15,250
Schneider Electric SE
4,292,462
0.8
163,899
Shell PLC
5,841,528
1.0
4,253
(2)
Spotify Technology SA
2,968,594
0.5
56,083
Stellantis NV (STLAP)
523,815
0.1
8,310
Swiss Re AG
1,543,391
0.3
10,436
Tenaris SA
186,994
0.0
52,812,074
9.5
Total Common Stock
(Cost $190,677,128)
543,662,321
97.2
PREFERRED STOCK : 0.3%
Germany : 0.3%
1,558  Bayerische Motoren
Werke AG
145,124
0.0
3,168
(1)(3)
Dr Ing hc F Porsche AG
153,595
0.0
4,460
Henkel AG & Co. KGaA
359,862
0.1
4,260  Porsche Automobil
Holding SE
167,877
0.0
729
Sartorius AG
170,424
0.1
5,736
Volkswagen AG
621,725
0.1
1,618,607
0.3
Total Preferred Stock
(Cost $1,257,653)
1,618,607
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
RIGHTS : 0.0%
Denmark : 0.0%
70,155
(1)(2)
Orsted AS
$ 69,845
0.0
Italy : 0.0%
680,382
(4)
Telecom Italia SpA/Milano
—
0.0
Total Rights
(Cost $74,873)
69,845
0.0
Total Long-Term
Investments
(Cost $192,009,654)
545,350,773
97.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.8%
Commercial Paper : 1.1%
900,000
(5)
Bank of Nova Scotia,
4.330
%,
03/03/2026 900,176
0.2
900,000
(5)
Commonwealth Bank
of Australia,
4.530
%,
02/25/2026 900,040
0.1
500,000
(5)
LLoyds Bank PLC,
4.540
%,
02/06/2026 500,071
0.1
900,000
(5)
Macquarie Bank Ltd.,
4.680
%,
01/30/2026 900,509
0.2
900,000
(5)
National Bank of Canada,
4.650
%,
02/04/2026 900,459
0.2
900,000  Skandinaviska Enskilda
Banken AB,
4.590
%,
12/22/2025 900,203
0.2
900,000
Swedbank AB,
4.580
%,
12/12/2025 900,123
0.1
Total Commercial Paper
(Cost $5,901,581)
5,901,581
1.1
Certificates of Deposits : 1.6%
900,000
(5)
Bank of America N.A.,
4.540
%,
02/09/2026 900,861
0.2
900,000
(5)
BNP Paribas S.A.,
4.556
%,
02/26/2026 900,832
0.2
900,000  Canadian Imperial Bank
of Commerce,
4.502
%,
11/12/2025 900,282
0.1
900,000
(5)(6)
Deutsche Bank AG/
New York NY,
4.719
%,
(SOFRRATE + 0.390%),
11/21/2025 900,268
0.1
900,000
(5)
DZ Bank AG,
4.540
%,
02/13/2026 900,131
0.1
900,000
(5)
Landesbank Hessen
Thueringen Girozentrale,
4.390
%,
01/21/2026 900,909
0.2
900,000
(5)(6)
Mizuho Bank Ltd.,
4.420
%, (SOFRRATE +
0.250%),
01/27/2026 900,295
0.2
900,000
(5)(6)
Standard Chartered
Bank,
4.541
%,
(SOFRRATE + 0.260%),
02/06/2026 900,002
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits (continued)
900,000
(5)
Sumitomo Mitsui Trust
Bank Ltd.,
4.530
%,
02/26/2026 $ 900,856
0.2
900,000
(5)
Toronto-Dominion Bank,
4.560
%,
02/19/2026 900,904
0.2
Total Certificates of
Deposits
(Cost $9,005,340)
9,005,340
1.6
Repurchase Agreements : 2.7%
6,343,000
(5)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
09/30/2025, 4.210%, due
10/01/2025 (Repurchase
Amount $6,343,732,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$6,469,937, due
08/27/27-09/01/55)
6,343,000
1.1
283,797
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$283,830, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $289,473, due
07/15/26-08/15/54)
283,797
0.1
534,684
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$534,746, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $545,378, due
12/31/31-05/31/32)
534,684
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
739,236
(5)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.190%, due 10/01/2025
(Repurchase Amount
$739,321, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $754,021, due
11/18/25-08/15/55)
$ 739,236
0.1
237,931
(5)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$237,958, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $242,690, due
10/23/25-08/15/55)
237,931
0.1
6,815,280
(5)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 09/30/2025,
4.290%, due 10/01/2025
(Repurchase Amount
$6,816,081, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $6,938,833, due
10/15/26-02/15/54)
6,815,280
1.2
Total Repurchase
Agreements
(Cost $14,953,928)
14,953,928
2.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
7,917,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $7,917,000) $ 7,917,000 1.4
Total Short-Term
Investments
(Cost $37,777,849)
$ 37,777,849
6.8
Total Investments in
Securities
(Cost $229,787,503) $ 583,128,622 104.3
Liabilities in Excess of
Other Assets (24,202,806) (4.3)
Net Assets $ 558,925,816 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(7)
Rate shown is the 7-day yield as of September 30, 2025.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 24.1%
Industrials 18.9
Health Care 10.6
Consumer Discretionary 10.0
Information Technology 8.1
Consumer Staples 7.4
Materials 5.4
Communication Services 4.8
Utilities 3.3
Energy 3.1
Real Estate 1.8
Short-Term Investments 6.8
Liabilities in Excess of Other Assets (4.3)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 37,687,955 $ — $ 37,687,955
Austria — 1,368,536 — 1,368,536
Belgium — 4,534,777 — 4,534,777
Brazil — 168,828 — 168,828
Chile — 407,936 — 407,936
China 232,112 3,364,397 — 3,596,509
Denmark — 10,350,906 — 10,350,906
Finland — 5,849,488 — 5,849,488
France — 51,002,495 — 51,002,495
Germany 341,894 51,422,888 — 51,764,782
Hong Kong 619,453 9,922,925 — 10,542,378
Ireland 593,868 1,755,150 — 2,349,018
Israel 1,418,636 3,542,463 — 4,961,099
Italy — 18,027,655 — 18,027,655
Japan 783,357 120,607,267 — 121,390,624
Luxembourg — 814,170 — 814,170
Macao — 524,120 — 524,120
Mexico — 196,145 — 196,145
Netherlands — 24,177,072 — 24,177,072
New Zealand 467,730 1,000,839 — 1,468,569
Norway — 3,093,184 — 3,093,184
Poland — 85,615 — 85,615
Portugal — 1,031,189 — 1,031,189
Singapore 2,299,168 7,656,050 — 9,955,218
South Africa — 1,173,791 — 1,173,791
South Korea — 153,479 — 153,479
Spain 282,243 18,576,820 — 18,859,063
Sweden — 16,770,694 — 16,770,694
Switzerland — 26,736,804 — 26,736,804
United Arab Emirates — — — —
United Kingdom 21,608 61,786,540 — 61,808,148
United States 4,353,579 48,458,495 — 52,812,074
Total Common Stock 11,413,648 532,248,673 — 543,662,321
Preferred Stock — 1,618,607 — 1,618,607
Rights 69,845 — — 69,845
Short-Term Investments 7,917,000 29,860,849 — 37,777,849
Total Investments, at fair value $ 19,400,493 $ 563,728,129 $ — $ 583,128,622
Liabilities Table
Other Financial Instruments+
Futures $ (41,252) $ — $ — $ (41,252)
Total Liabilities $ (41,252) $ — $ — $ (41,252)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International Index Portfolio
At September 30, 2025, the following futures contracts were outstanding for Voya International Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 167 12/19/25 $ 23,257,255 $ (41,252)
$ 23,257,255 $ (41,252)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 356,479,698
Gross Unrealized Depreciation (3,138,579)
Net Unrealized Appreciation $ 353,341,119